Balances and Transactions with Related Parties - Summary of Compensation Paid to Members of the Board of Directors (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	$ 3,964	$ 3,650	$ 2,513
Enel Amricas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	447	429	478
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	141	141	144
Hernn Somerville Senn [Member] | Enel Amricas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	149	143	159
Hernn Somerville Senn [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	47	47	48
Patricio Gomez Sabaini | Enel Amricas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	149	143	159
Patricio Gomez Sabaini | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	47	47	48
Domingo Cruzat Amuntegui [Member] | Enel Amricas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	149	143	159
Domingo Cruzat Amuntegui [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	$ 47	$ 47	$ 48